Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
	As at December 31,	As at December 31,
USD'000	2019	2018
Raw materials	636	1,342
Work in progress	2,151	2,844
Total inventories	2,787	4,186